Supplement to the
Spartan® 500 Index Fund
Investor Class and Fidelity Advantage Class
April 29, 2011
Prospectus

The following replaces similar information found in the "Buying Shares" section on page 15.

Employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) generally require a minimum purchase and ongoing balance of $100 million at the plan sponsor level, except for plans for which an affiliate of FMR provides recordkeeping services and which are marketed and distributed directly to plan sponsors and participants without any assistance or intervention from any intermediary distribution channel.

UEI-11-02 June 24, 2011
1.717991.127

Supplement to the
Spartan® 500 Index Fund
Institutional Class and
Fidelity Advantage
Institutional Class
April 29, 2011
Prospectus

The following replaces similar information found in the "Buying Shares" section on page 13.

Institutional Class and Fidelity Advantage Institutional Class shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which an affiliate of FMR provides recordkeeping services. For Institutional Class, such plans generally require a minimum purchase and ongoing balance of $5 million at the plan sponsor level. For Fidelity Advantage Institutional Class, such plans generally require a minimum purchase and ongoing balance of $200 million at the plan sponsor level. Please contact Fidelity for more information about Institutional Class and Fidelity Advantage Institutional Class shares.

U5I-U5A-11-01 June 24, 2011
1.929867.100

Supplement to the
Spartan® Total Market Index Fund, Spartan Extended Market Index Fund, and Spartan International Index Fund
Investor Class and Fidelity Advantage Class
April 29, 2011
Prospectus

The following replaces similar information found in the "Buying Shares" section on page 17.

Employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) generally require a minimum purchase and ongoing balance of $100 million at the plan sponsor level, except for plans for which an affiliate of FMR provides recordkeeping services and which are marketed and distributed directly to plan sponsors and participants without any assistance or intervention from any intermediary distribution channel.

SIF-11-01 June 24, 2011
1.717993.134